Employee Benefits Plan - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (470)	$ (629)
Current service cost	(44)	(45)
Interest cost	12	21
Administration fees disbursements	8	8
Exchange differences	0	7
Other	0
End of period	(267)	(470)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(4,307)	(4,029)
Current service cost	(44)	(45)
Administration fees	(8)	(8)
Interest cost	(99)	(115)
Actuarial losses from changes in financial assumptions	198	(436)
Actuarial gains from changes in demographic assumptions	(5)	26
Experience (losses) gains	(9)	5
Contributions by employees	(4)	(3)
Benefits paid	234	218
Administration fees disbursements	6	7
Plan amendments	4	115
Exchange differences	9	(45)
Other	0	3
End of period	(4,025)	(4,307)
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(42)	(44)
Interest cost	3	9
Administration fees disbursements	7	7
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(3,915)	(3,628)
Current service cost	(42)	(44)
Administration fees	(7)	(7)
Interest cost	(90)	(103)
Actuarial losses from changes in financial assumptions	186	(406)
Actuarial gains from changes in demographic assumptions	(5)	23
Experience (losses) gains		(20)
Contributions by employees	(2)	(1)
Benefits paid	198	190
Administration fees disbursements	6	7
Plan amendments	4	119
Exchange differences	9	(43)
Other		(2)
End of period	(3,658)	(3,915)
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(1)	(1)
Interest cost	8	9
Administration fees disbursements	1	1
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(317)	(299)
Current service cost	(1)	(1)
Administration fees	(1)	(1)
Interest cost	(8)	(9)
Actuarial losses from changes in financial assumptions	9	(20)
Actuarial gains from changes in demographic assumptions		2
Experience (losses) gains	(4)	(3)
Benefits paid	27	20
Plan amendments		(4)
Exchange differences		(2)
End of period	(295)	(317)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(98)	(119)
Current service cost	(1)
Interest cost	1	3
Exchange differences	1	2
Other	0	(2)
End of period	(96)	(98)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(75)	(102)
Current service cost	(1)
Interest cost	(1)	(3)
Actuarial losses from changes in financial assumptions	3	(10)
Actuarial gains from changes in demographic assumptions		1
Experience (losses) gains	(5)	28
Contributions by employees	(2)	(2)
Benefits paid	9	8
Other		5
End of period	$ (72)	$ (75)